Fair value	12 Months Ended
Dec. 31, 2022
Fair value
Fair value

20Fair value

Financial assets

The carrying value and fair value of the financial assets as of December 31, 2022, 2021 and 2020 are as follows:

	Carrying value			Fair value
in 000€	2022	2021	2020	2022	2021	2020
Financial assets
Financial assets measured at amortized cost
Trade receivables (current)	51,043	41,541	30,871	51,043	41,541	30,871
Other financial assets (non-current)	404	2,696	712	404	2,696	712
Other current non-trade receivables	2,021	1,696	1,618	2,021	1,696	1,618
Cash & cash equivalents	140,867	196,028	111,538	140,867	196,028	111,538
Total financial assets measured at amortised cost	194,335	241,961	144,739	194,335	241,961	144,739
Financial assets at fair value through profit or loss
Derivatives	261	1,770	23
Convertible loan	3,494	3,560	6,203
Total financial assets measured at fair value through profit and loss	3,755	5,330	6,226
Financial assets at fair value through OCI
Non-listed equity investments	307	399	3,842
Total financial assets at fair value through OCI	307	399	3,842

The fair value of the financial assets has been determined on the basis of the following methods and assumptions:

●	The carrying value of the cash and cash equivalents and the current receivables approximate their fair value due to their short term character;
●	The fair value of the derivatives has been determined based on a mark-to-market analysis prepared by the bank based on observable market inputs (level 2 inputs);
●	Other current non-trade receivables are being evaluated on the basis of their credit risk and interest rate. Their fair value is not different from their carrying value on December 31, 2022, 2021 and 2020
●	Other non-current financial assets are being evaluated on the basis of their credit risk and interest rate which are considered as level 2 inputs. Their fair value is not considered different from their carrying value given the related interest rate is revised on a regular basis.
●	The non-listed equity investments, mainly representing the investment AM Flow (via an investment in AM Danube, one of the shareholders of AM Flow) for K€307, are measured at fair value. As of December 31, 2022, management considers that currently the cost is an appropriate estimate of fair value (level 2 input) because the most recent capital increase indicated that the market valuation of AM Flow has not changed and because of the followings reasons:
◾	AM Flow is a non-listed entity;
◾	The Group only has an insignificant interest in AM Flow BV (approx. 5% of the shares indirectly);
◾	The Group has no representatives in the Board of Directors of AM Flow BV; and
◾	Insufficient more recent information is available to measure fair value;
●	For the non-listed equity investment in Essentium, as of December 31, 2021, Materialise recorded a remeasurement of fair value to zero through OCI (K€3,443).
●	The convertible loan granted to Fluidda is measured at fair value. As of December 31, 2022, management determined the fair value based upon level 3 inputs as follows:
◾	The Group determined that the fair value of the convertible loan as of December 31, 2022 amounted to K€3,494. Fluidda is a private start-up company which offers turnkey contract research services for drug development and medical device development. Fluidda is currently loss-making. The convertible loan has a duration of 7 years with a 10% annual interest rate which are capitalized. The Group has applied a discount factor of 12.67% that is based on the estimated WACC of Fluidda reflecting the uncertainty in relation to the success of the company and the applied estimates by the Group.

In assessing the fair value, the Group has made significant estimates with regard to the discount rate, the probability of each repayment and conversion scenario and related timing, the amount of the qualified capital increase. Changes in the significant assumptions may lead to a significant increase/decrease in the fair value of the convertible loan. A increase/decrease in the applied discount rate for Fluidda by 1% would lead to a change in fair value by K€(61) / K€63.

Financial liabilities:

The carrying value and fair value of the financial liabilities as of December 31, 2022, 2021 and 2020 can be presented as follows:

	Carrying value			Fair value
in 000€	2022	2021	2020	2022	2021	2020
Financial liabilities measured at amortized cost
Loans & Borrowings including lease liabilities	80,980	99,108	115,110	78,848	100,417	116,843
Trade payables	23,230	20,171	17,698	23,230	20,171	17,698
Other liabilities excl. written put option on NCI	330	485	1,276	330	485	1,275
Total financial liabilities measured at amortized cost	104,540	119,764	134,084	102,408	121,073	135,816
Financial liabilities measured at fair value
Contingent consideration	—	—	—	—	—	—
Cash settled share based payments	9	147	1,223
Written put option on NCI	—	—	875
Derivatives	—	118	140
Total financial liabilities measured at fair value	9	265	2,238
Total non-current	61,020	79,905	98,543
Total current	43,529	40,124	37,779

The fair value of the financial liabilities has been determined on the basis of the following methods and assumptions:

●	The carrying value of current liabilities approximates their fair value due to the short term character of these instruments;
●	Loans and borrowings are evaluated based on their interest rates and maturity date. Most interest bearing debts have fixed interest rates and their fair value is subject to changes in interest rates and individual creditworthiness;
●	The fair value of the derivatives has been determined based on a mark-to-market analysis prepared by the bank based on observable market inputs (level 2 inputs);
●	The fair value of the written put option on non-controlling interest has been determined based on the present value of the redemption amount (level 3 inputs);
●	The fair value of the cash-settled share based payments has been determined based on a Black-Scholes model using inputs that are level 1 (stock-price and risk-free interest rate) as well as level 2 (e.g. volatility). We refer to Note 14.

Fair value hierarchy 3 evolution

Convertible Loans Ditto & Fluidda	Fair Value Evolution
in 000€	2022	2021	2020
As of 1 January	3,560	6,203	2,750
Addition	—	—	2,830
Remeasurement	(316)	—	316
Capitalized interests	250	—	307
Reimbursement Ditto convertible loan	—	(2,643)	—
As of 31 December	3,494	3,560	6,203

Fair value hierarchy

Written Put Option on NCI RapdFit+	Fair Value Evolution
in 000€	2022	2021	2020
As of 1 January	—	875	875
Remeasurement	—	—	—
Payout put-option PMV	—	(875)	—
As of 31 December	—	—	875

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

●	Level 1: quoted (unadjusted) prices in active markets for identical assets and liabilities;
●	Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and
●	Level 3: techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

The Group has the following financial instruments carried at fair value in the statement of financial position on December 31, 2022, 2021 and 2020: the derivatives related to interest rate and foreign currency swaps as included in the above tables, a call option and written put option on non-controlling interest and the non-listed equity investments.